COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2019	Jun. 30, 2020	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Agreements renewable and extended period maximum				2089
Development project cost				$ 36	$ 71
Ownership interest	40.00%		31.00%
Less than 1 Year
Disclosure of contingent liabilities [line items]
Minimum lease payments				32
In Two Years
Disclosure of contingent liabilities [line items]
Minimum lease payments				$ 4
210 MW Solar Development Portfolio, Brazil
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments		$ 48
Ownership interest		25.00%